Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Opening balance	$ 926,161	$ 932,854
Acquisition of subsidiaries	23,112	52,651
Classifications	(2,672)	(1,502)
Foreign currency translation adjustments	(10,020)	(57,842)
Closing balance	$ 936,581	$ 926,161